SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 32 – SUBSEQUENT EVENTS

I) On February 23, 2026, the Board of Directors of Gerdau S.A. unanimously approved the creation of a new share buyback program, with a maximum term of 18 months, beginning on February 24, 2026, aiming to acquire up to 55,000,000 preferred shares, representing approximately 4.4% of the outstanding preferred shares (GGBR4) and/or ADRs backed by preferred shares (GGB), and up to 1,441,120 common shares, representing approximately 10% of the outstanding common shares (GGBR3).

II) On February 23, 2026, the Board of Directors of Gerdau S.A. unanimously approved the cancellation of 418,800 common shares (GGBR3) and 7,700,000 preferred shares (GGBR4) issued by the company, without par value and without reducing the value of its share capital. Additionally, the shares were held in treasury. As a result of the approved share cancellation, the share capital of Gerdau S.A. is now divided into 717,363,819 common shares and 1,275,397,330 preferred shares, all without par value. The corresponding amendment to Article 4 of the Bylaws of Gerdau S.A., to reflect the new number of shares, will be deliberated at an Extraordinary General Meeting to be held.